Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related party balances and transactions

10. Related party balances and transactions

Transaction with PPcredit

Amounts incurred by the Group

	For the Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Data collection service expense (i) .	—	38,297	84,362

(i)

PPcredit Data Service (Shanghai) Co., Ltd. (“PPcredit”) was founded in April 2016 by the founders of the Group to provide data collection services. The Group mainly uses PPcredit as a data provider since PPcredit was established. The price for the service is determined based on the price charged by other market participants.

Expenses paid on behalf of related party, for which the Group was reimbursed

	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
PPcredit	—	13,526	—

Amounts due to related party

	As of December 31,
	2016	2017
	RMB	RMB
PPcredit	15,634	11,972

Loan extended to related party

	As of December 31,
	2016	2017
	RMB	RMB
PPcredit	11,010	—

In April 2016, the Group entered into a loan agreement with PPcredit, pursuant to which the Group provided a general purpose loan of RMB6 million to PPcredit, which bears no interest with a term of one year. In November 2016, another loan agreement of RMB5 million was signed between the Group and PPcredit, also with no interest in a term of one year.

10. Related party balances and transactions (continued)

The company entered into a contract with PPcredit in January 2017 that the RMB11 million loan extended to PPcredit during 2016 was offset with the payable due to PPcredit.